Convertible debentures (Schedule of detailed information about consolidated financial statements) (Details)	12 Months Ended
	Oct. 31, 2025 CAD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2024 CAD ($) $ / shares shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2025 USD ($) $ / shares	Oct. 31, 2024 USD ($) $ / shares
Consolidated Statement of Financial Position
Carrying value of loan principal							$ 3,398,379	$ 2,980,948
Interest payable							896,180	872,325
Convertible debentures							4,294,559	3,853,273
Derivative liabilities							421,409	1,570,675
Equity component of convertible debentures							1,898,142	696,671
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense		$ 290,208		$ 272,501		$ 279,834
Interest expense		612,298		602,900		540,929
Loss (gain) on revaluation of derivative liabilities		(1,360,463)		78,915		(658,503)
Loss (gain) on conversion of convertible debentures		9,821		45,535		21,120
Loss (gain) on repayment of convertible debentures		5,484		62,253		27,243
Loss (gain) on extinguishment of convertible debentures		$ 107,361		$ 452,248		$ 1,400,823
Consolidated Statement of Changes in Equity
Number of common shares issued on conversion of convertible debentures | shares	4,674,528	4,674,528	36,805,300	36,805,300	30,346,660	30,346,660
Consolidated Statement of Cash Flows
Amount of principal repaid in cash		$ 417,915		$ 287,460		$ 270,000
Amount of interest repaid in cash		75,010		72,867		64,679
USD denominated debentures with equity components [Member]
Loan Principal
Loan principal outstanding							$ 1,717,541	$ 1,413,245
Terms of Loan
Effective annual interest rate	24.00%		24.00%				24.00%	24.00%
Consolidated Statement of Financial Position
Carrying value of loan principal							$ 1,717,541	$ 1,413,245
Interest payable							326,127	333,000
Convertible debentures							2,043,668	1,746,245
Derivative liabilities							0	0
Equity component of convertible debentures							$ 1,898,142	$ 696,671
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense		5,636		5,636		18,258
Interest expense		364,137		329,432		273,458
Loss (gain) on revaluation of derivative liabilities		0		0		0
Loss (gain) on conversion of convertible debentures		0		0		0
Loss (gain) on repayment of convertible debentures		0		0		0
Loss (gain) on extinguishment of convertible debentures		(5,636)		(5,636)		33,488
Consolidated Statement of Changes in Equity
Amount of principal converted to common shares		0		159,106		250,000
Amount of interest converted to common shares		$ 44,106		$ 44,106		$ 30,016
Number of common shares issued on conversion of convertible debentures | shares	1,600,588	1,600,588	5,566,285	5,566,285	6,406,250	6,406,250
Consolidated Statement of Cash Flows
Amount of principal repaid in cash		$ 16,000		$ 16,000		$ 0
Amount of interest repaid in cash		$ 8,209		$ 14,339		12,973
USD denominated debentures with equity components [Member] | Minimum [Member]
Terms of Loan
Annual stated interest rate	12.00%	12.00%	12.00%	12.00%
Conversion price to common shares | $ / shares							$ 0.03	$ 0.03
Remaining life (in months)	0 months	0 months	0 months	0 months
USD denominated debentures with equity components [Member] | Maximum [Member]
Terms of Loan
Annual stated interest rate	24.00%	24.00%	24.00%	24.00%
Conversion price to common shares | $ / shares							$ 0.04	$ 0.04
Remaining life (in months)	4 months	4 months	4 months	4 months
CAD denominated debentures with embedded derivatives [Member]
Loan Principal
Loan principal outstanding	$ 2,158,314		$ 1,523,657
Consolidated Statement of Financial Position
Carrying value of loan principal							$ 1,494,980	$ 1,461,356
Interest payable							533,990	506,685
Convertible debentures							2,028,970	1,968,041
Derivative liabilities							191,039	1,444,932
Equity component of convertible debentures							$ 0	$ 0
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense		$ 143,047		$ 174,437		243,162
Interest expense		235,626		262,743		254,523
Loss (gain) on revaluation of derivative liabilities		(1,317,070)		179,315		(507,186)
Loss (gain) on conversion of convertible debentures		0		0		0
Loss (gain) on repayment of convertible debentures		(9,522)		(8,269)		0
Loss (gain) on extinguishment of convertible debentures		$ (16,358)		$ 376,297		$ 1,169,800
Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	66,000		60,197		$ 455,000
Amount of interest converted to common shares	$ 84,000		$ 197		$ 204,189
Number of common shares issued on conversion of convertible debentures | shares	0	0	1,203,945	1,203,945	14,391,709	14,391,709
Consolidated Statement of Cash Flows
Amount of principal repaid in cash		$ 17,596		$ 88,326		$ 0
Amount of interest repaid in cash		$ 59,714		$ 58,528		47,353
CAD denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual stated interest rate	12.00%	12.00%	12.00%	12.00%
Effective annual interest rate	23.00%		14.00%				23.00%	14.00%
Conversion price to common shares | (per share)			$ 0.05				$ 0.05
Remaining life (in months)	0 months	0 months	0 months	0 months
CAD denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual stated interest rate	24.00%	24.00%	24.00%	24.00%
Effective annual interest rate	24.00%		270.00%				24.00%	270.00%
Conversion price to common shares | (per share)			$ 0.1				$ 0.1
Remaining life (in months)	6 months	6 months	6 months	6 months
USD denominated debentures with embedded derivatives [Member]
Loan Principal
Loan principal outstanding							$ 488,750	$ 231,250
Consolidated Statement of Financial Position
Carrying value of loan principal							185,858	106,347
Interest payable							36,063	32,640
Convertible debentures							221,921	138,987
Derivative liabilities							230,370	125,743
Equity component of convertible debentures							$ 0	$ 0
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense		$ 141,525		$ 92,428		18,414
Interest expense		12,535		10,725		12,948
Loss (gain) on revaluation of derivative liabilities		(43,393)		(100,400)		(151,317)
Loss (gain) on conversion of convertible debentures		9,821		45,535		21,120
Loss (gain) on repayment of convertible debentures		15,006		70,522		27,243
Loss (gain) on extinguishment of convertible debentures		129,355		81,587		197,535
Consolidated Statement of Changes in Equity
Amount of principal converted to common shares		103,275		431,907		232,700
Amount of interest converted to common shares		$ 2,025		$ 8,469		$ 4,654
Number of common shares issued on conversion of convertible debentures | shares	3,073,940	3,073,940	30,035,070	30,035,070	9,548,701	9,548,701
Consolidated Statement of Cash Flows
Amount of principal repaid in cash		$ 384,319		$ 183,134		$ 270,000
Amount of interest repaid in cash		$ 7,087		$ 0		$ 4,353
USD denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual stated interest rate	2.00%	2.00%	2.00%	2.00%
Effective annual interest rate	24.00%		24.00%				24.00%	24.00%
Remaining life (in months)	0 months	0 months	0 months	0 months
USD denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual stated interest rate	4.00%	4.00%	4.00%	4.00%
Effective annual interest rate	176.00%		176.00%				176.00%	176.00%
Remaining life (in months)	12 months	12 months	12 months	12 months